Annual Total Returns- DWS Government Money Market VIP (Class A) [BarChart] - Class A - DWS Government Money Market VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.05%	0.45%	1.39%	1.77%	0.24%